Income Taxes (Details) - OceanPal Inc. Predecessors [Member]	11 Months Ended
Nov. 29, 2021
Applicable tax rate as percentage of 4% of U.S. related gross transportation income	50.00%
Percentage of U.S. related gross transportation income	4.00%